F | Fidelity Series Inflation-Protected Bond Index Fund

Supplement to the
Fidelity® Series Inflation-Protected Bond Index Fund
Class F
March 1, 2011
Prospectus

The following information replaces the similar information under the heading "Fee Table" in the "Fund Summary" section on page 3.
Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)
Management feeA	0.05%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Total annual operating expenses	0.05%
A Based on historical expenses, adjusted to reflect current fees.
The following information replaces the similar information under the heading "Fee Table" in the "Fund Summary" section on page 3.
1 year	$ 5
3 years	$ 16
5 years	$ 28
10 years	$ 64